Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	American Funds Insurance Series
Entity Central Index Key	0000729528
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
American Funds Global Growth Portfolio - Class 4
Shareholder Report [Line Items]
Fund Name	American Funds® Global Growth Portfolio
Class Name	Class 4
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Global Growth Portfolio (the "fund") for the period from January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-4. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-4
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000
investment
)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 4	$ 27	0.51% *
*Annualized.

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.51%	[1]
Net Assets	$ 89,000,000
Holdings Count | Holding	6
Investment Company, Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 89
Total number of portfolio holdings	6
Portfolio turnover rate	7%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets)
Growth funds	80.31%
Growth-and-income funds	19.77%
Other assets less liabilities	(0.08	) %
Total	100.00%

Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed
as
the
fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

American Funds Growth and Income Portfolio - Class 4
Shareholder Report [Line Items]
Fund Name	American Funds® Growth and Income Portfolio
Class Name	Class 4
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Growth and Income Portfolio (the "fund") for the period from January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-4. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-4
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000
investment
)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 4	$ 26	0.51% *
*Annualized.

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.51%	[1]
Net Assets	$ 450,000,000
Holdings Count | Holding	8
Investment Company, Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 450
Total number of portfolio holdings	8
Portfolio turnover rate	7%

Holdings [Text Block]
Portfolio holdings by fund type
(percent of net assets)
Growth-and-income funds	40.18%
Fixed income funds	29.83%
Growth funds	10.07%
Equity-income funds	9.98%
Asset allocation funds	5.02
Balanced funds	5.00%
Other assets less liabilities	(0.08	) %
Total	100.00%

Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed
as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

American Funds Managed Risk Growth Portfolio - Class P2
Shareholder Report [Line Items]
Fund Name	American Funds® Managed Risk Growth Portfolio
Class Name	Class P2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Managed Risk Growth Portfolio (the "fund") for the period from January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-P2. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-P2
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P2	$ 31	0.61% *
*Annualized.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.61%	[1]
Net Assets	$ 1,791,623,000
Holdings Count | Holding	25
Investment Company, Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in thousands)	$ 1,791,623
Total number of portfolio holdings	25
Portfolio turnover rate	18%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Includes derivatives.
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

American Funds Managed Risk Growth and Income Portfolio - Class P2
Shareholder Report [Line Items]
Fund Name	American Funds® Managed Risk Growth and Income Portfolio
Class Name	Class P2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Managed Risk Growth and Income Portfolio (the "fund") for the period from January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-P2. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-P2
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000
investment
)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P2	$ 31	0.61% *
*Annualized.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.61%	[1]
Net Assets	$ 1,310,595,000
Holdings Count | Holding	24
Investment Company, Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in thousands)	$ 1,310,595
Total number of portfolio holdings	24
Portfolio turnover rate	16%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Includes derivatives.
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent
trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

American Funds Managed Risk Global Allocation Portfolio - Class P2
Shareholder Report [Line Items]
Fund Name	American Funds® Managed Risk Global Allocation Portfolio
Class Name	Class P2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Managed Risk Global Allocation Portfolio (the "fund") for the period from January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-P2. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-P2
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P2	$ 33	0.63% *
*Annualized.

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.63%	[1]
Net Assets	$ 357,545,000
Holdings Count | Holding	18
Investment Company, Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in thousands)	$ 357,545
Total number of portfolio holdings	18
Portfolio turnover rate	17%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Includes derivatives.
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

American Funds IS 2070 Target Date Retirement Fund - Class 1
Shareholder Report [Line Items]
Fund Name	American Funds® IS 2070 Target Date Retirement Fund
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds IS 2070 Target Date Fund (the "fund") for the period from January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-1. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-1
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000
investment
)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$ 3	0.06% *
*Annualized.

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.06%	[1]
Net Assets	$ 2,000,000
Holdings Count | Holding	17
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 2
Total number of portfolio holdings	17
Portfolio turnover rate	5%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets)
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025,
PricewaterhouseCoopers
LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the period May 1, 2024 (commencement of operations) through December 31, 2024, fiscal year ended December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

American Funds IS 2070 Target Date Retirement Fund - Class 1A
Shareholder Report [Line Items]
Fund Name	American Funds® IS 2070 Target Date Retirement Fund
Class Name	Class 1A
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds IS 2070 Target Date Fund (the "fund") for the period from January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-1A. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-1A
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1A	$ 3	0.05% *
*Annualized.

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.05%	[1]
Net Assets	$ 2,000,000
Holdings Count | Holding	17
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 2
Total number of portfolio holdings	17
Portfolio turnover rate	5%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets)
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as
part of a broader effort to update board oversight and fund operations. At no point during the period May 1, 2024 (commencement of operations) through December 31, 2024, fiscal year ended December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

American Funds IS 2070 Target Date Retirement Fund - Class 2
Shareholder Report [Line Items]
Fund Name	American Funds® IS 2070 Target Date Retirement Fund
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds IS 2070 Target Date Fund (the "fund") for the period from January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-2. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-2
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$ 3	0.06% *
*Annualized.

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.06%	[1]
Net Assets	$ 2,000,000
Holdings Count | Holding	17
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 2
Total number of portfolio holdings	17
Portfolio turnover rate	5%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets)
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change
in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the period May 1, 2024 (commencement of operations) through December 31, 2024, fiscal year ended December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

American Funds IS 2070 Target Date Retirement Fund - Class 4
Shareholder Report [Line Items]
Fund Name	American Funds® IS 2070 Target Date Retirement Fund
Class Name	Class 4
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds IS 2070 Target Date Fund (the "fund") for the period from January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-4. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-4
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 4	$ 3	0.05% *
*Annualized.

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.05%	[1]
Net Assets	$ 2,000,000
Holdings Count | Holding	17
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 2
Total number of portfolio holdings	17
Portfolio turnover rate	5%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets)
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the
fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the period May 1, 2024 (commencement of operations) through December 31, 2024, fiscal year ended December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

American Funds IS 2065 Target Date Retirement Fund - Class 1
Shareholder Report [Line Items]
Fund Name	American Funds® IS 2065 Target Date Retirement Fund
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds IS 2065 Target Date Fund (the "fund") for the period from January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-1. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-1
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$ 3	0.06% *
*Annualized.

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.06%	[1]
Net Assets	$ 698,000
Holdings Count | Holding	17
Investment Company, Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in thousands)	$ 698
Total number of portfolio holdings	17
Portfolio turnover rate	12%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 0.01%.
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

American Funds IS 2065 Target Date Retirement Fund - Class 1A
Shareholder Report [Line Items]
Fund Name	American Funds® IS 2065 Target Date Retirement Fund
Class Name	Class 1A
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds IS 2065 Target Date Fund (the "fund") for the period from January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-1A. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-1A
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1A	$ 3	0.05% *
*Annualized.

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.05%	[1]
Net Assets	$ 698,000
Holdings Count | Holding	17
Investment Company, Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in thousands)	$ 698
Total number of portfolio holdings	17
Portfolio turnover rate	12%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 0.01%.
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

American Funds IS 2065 Target Date Retirement Fund - Class 2
Shareholder Report [Line Items]
Fund Name	American Funds® IS 2065 Target Date Retirement Fund
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds IS 2065 Target Date Fund (the "fund") for the period from January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-2. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-2
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000
investment
)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$ 3	0.05% *
*Annualized.

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.05%	[1]
Net Assets	$ 698,000
Holdings Count | Holding	17
Investment Company, Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in thousands)	$ 698
Total number of portfolio holdings	17
Portfolio turnover rate	12%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 0.01%.
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

American Funds IS 2065 Target Date Retirement Fund - Class 4
Shareholder Report [Line Items]
Fund Name	American Funds® IS 2065 Target Date Retirement Fund
Class Name	Class 4
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds IS 2065 Target Date Fund (the "fund") for the period from January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-4. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-4
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 4	$ 8	0.16% *
*Annualized.

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.16%	[1]
Net Assets	$ 698,000
Holdings Count | Holding	17
Investment Company, Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in thousands)	$ 698
Total number of portfolio holdings	17
Portfolio turnover rate	12%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 0.01%.
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

American Funds IS 2060 Target Date Retirement Fund - Class 1
Shareholder Report [Line Items]
Fund Name	American Funds® IS 2060 Target Date Retirement Fund
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds IS 2060 Target Date Fund (the "fund") for the period from January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-1. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-1
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$ 3	0.06% *
*Annualized.

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.06%	[1]
Net Assets	$ 1,000,000
Holdings Count | Holding	18
Investment Company, Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1
Total number of portfolio holdings	18
Portfolio turnover rate	6%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 0.01%.
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

American Funds IS 2060 Target Date Retirement Fund - Class 1A
Shareholder Report [Line Items]
Fund Name	American Funds® IS 2060 Target Date Retirement Fund
Class Name	Class 1A
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds IS 2060 Target Date Fund (the "fund") for the period from January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-1A. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-1A
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1A	$ 3	0.05% *
*Annualized.
Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.05%	[1]
Net Assets	$ 1,000,000
Holdings Count | Holding	18
Investment Company, Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1
Total number of portfolio holdings	18
Portfolio turnover rate	6%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 0.01%.
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

American Funds IS 2060 Target Date Retirement Fund - Class 2
Shareholder Report [Line Items]
Fund Name	American Funds® IS 2060 Target Date Retirement Fund
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds IS 2060 Target Date Fund (the "fund") for the period from January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-2. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-2
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$ 3	0.05% *
*Annualized.

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.05%	[1]
Net Assets	$ 1,000,000
Holdings Count | Holding	18
Investment Company, Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1
Total number of portfolio holdings	18
Portfolio turnover rate	6%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 0.01%.
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

American Funds IS 2060 Target Date Retirement Fund - Class 4
Shareholder Report [Line Items]
Fund Name	American Funds® IS 2060 Target Date Retirement Fund
Class Name	Class 4
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds IS 2060 Target Date Fund (the "fund") for the period from January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-4. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-4
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 4	$ 15	0.28% *
*Annualized.

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.28%	[1]
Net Assets	$ 1,000,000
Holdings Count | Holding	18
Investment Company, Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1
Total number of portfolio holdings	18
Portfolio turnover rate	6%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 0.01%.
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

American Funds IS 2055 Target Date Retirement Fund - Class 1
Shareholder Report [Line Items]
Fund Name	American Funds® IS 2055 Target Date Retirement Fund
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds IS 2055 Target Date Fund (the "fund") for the period from January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-1. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-1
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$ 2	0.04% *
*Annualized.

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.04%	[1]
Net Assets	$ 10,000,000
Holdings Count | Holding	20
Investment Company, Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 10
Total number of portfolio holdings	20
Portfolio turnover rate	16%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets)
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

American Funds IS 2055 Target Date Retirement Fund - Class 1A
Shareholder Report [Line Items]
Fund Name	American Funds® IS 2055 Target Date Retirement Fund
Class Name	Class 1A
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds IS 2055 Target Date Fund (the "fund") for the period from January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-1A. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-1A
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1A	$ 2	0.04% *
*Annualized.

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.04%	[1]
Net Assets	$ 10,000,000
Holdings Count | Holding	20
Investment Company, Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 10
Total number of portfolio holdings	20
Portfolio turnover rate	16%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets)
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

American Funds IS 2055 Target Date Retirement Fund - Class 2
Shareholder Report [Line Items]
Fund Name	American Funds® IS 2055 Target Date Retirement Fund
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds IS 2055 Target Date Fund (the "fund") for the period from January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-2. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-2
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$ 2	0.04% *
*Annualized.

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.04%	[1]
Net Assets	$ 10,000,000
Holdings Count | Holding	20
Investment Company, Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 10
Total number of portfolio holdings	20
Portfolio turnover rate	16%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets)
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

American Funds IS 2055 Target Date Retirement Fund - Class 4
Shareholder Report [Line Items]
Fund Name	American Funds® IS 2055 Target Date Retirement Fund
Class Name	Class 4
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds IS 2055 Target Date Fund (the "fund") for the period from January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-4. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-4
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 4	$ 2	0.04% *
*Annualized.

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.04%	[1]
Net Assets	$ 10,000,000
Holdings Count | Holding	20
Investment Company, Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 10
Total number of portfolio holdings	20
Portfolio turnover rate	16%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets)
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

American Funds IS 2050 Target Date Retirement Fund - Class 1
Shareholder Report [Line Items]
Fund Name	American Funds® IS 2050 Target Date Retirement Fund
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds IS 2050 Target Date Fund (the "fund") for the period from January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-1. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-1
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$ 2	0.04% *
*Annualized.

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.04%	[1]
Net Assets	$ 15,000,000
Holdings Count | Holding	20
Investment Company, Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 15
Total number of portfolio holdings	20
Portfolio turnover rate	10%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets)
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

American Funds IS 2050 Target Date Retirement Fund - Class 1A
Shareholder Report [Line Items]
Fund Name	American Funds® IS 2050 Target Date Retirement Fund
Class Name	Class 1A
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds IS 2050 Target Date Fund (the "fund") for the period from January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-1A. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-1A
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1A	$ 2	0.03% *
*Annualized.

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.03%	[1]
Net Assets	$ 15,000,000
Holdings Count | Holding	20
Investment Company, Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 15
Total number of portfolio holdings	20
Portfolio turnover rate	10%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets)
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

American Funds IS 2050 Target Date Retirement Fund - Class 2
Shareholder Report [Line Items]
Fund Name	American Funds® IS 2050 Target Date Retirement Fund
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds IS 2050 Target Date Fund (the "fund") for the period from January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-2. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-2
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$ 2	0.03% *
*Annualized.

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.03%	[1]
Net Assets	$ 15,000,000
Holdings Count | Holding	20
Investment Company, Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 15
Total number of portfolio holdings	20
Portfolio turnover rate	10%

Holdings [Text Block]	Portfolio holdings by fund type (pe rc ent of net assets)
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

American Funds IS 2050 Target Date Retirement Fund - Class 4
Shareholder Report [Line Items]
Fund Name	American Funds® IS 2050 Target Date Retirement Fund
Class Name	Class 4
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds IS 2050 Target Date Fund (the "fund") for the period from January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-4. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-4
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 4	$ 8	0.15% *
*Annualized.

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.15%	[1]
Net Assets	$ 15,000,000
Holdings Count | Holding	20
Investment Company, Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 15
Total number of portfolio holdings	20
Portfolio turnover rate	10%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets)
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

American Funds IS 2045 Target Date Retirement Fund - Class 1
Shareholder Report [Line Items]
Fund Name	American Funds® IS 2045 Target Date Retirement Fund
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds IS 2045 Target Date Fund (the "fund") for the period from January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-1. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-1
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$ 3	0.05% *
*Annualized.

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.05%	[1]
Net Assets	$ 21,000,000
Holdings Count | Holding	25
Investment Company, Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 21
Total number of portfolio holdings	25
Portfolio turnover rate	23%

Holdings [Text Block]	Portfolio holdin gs by fund type (percent of net assets)
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

American Funds IS 2045 Target Date Retirement Fund - Class 1A
Shareholder Report [Line Items]
Fund Name	American Funds® IS 2045 Target Date Retirement Fund
Class Name	Class 1A
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds IS 2045 Target Date Fund (the "fund") for the period from January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-1A. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-1A
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1A	$ 2	0.04% *
*Annualized.

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.04%	[1]
Net Assets	$ 21,000,000
Holdings Count | Holding	25
Investment Company, Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 21
Total number of portfolio holdings	25
Portfolio turnover rate	23%

Holdings [Text Block]	Portfolio hold ings by fund type (percent of net assets)
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

American Funds IS 2045 Target Date Retirement Fund - Class 2
Shareholder Report [Line Items]
Fund Name	American Funds® IS 2045 Target Date Retirement Fund
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds IS 2045 Target Date Fund (the "fund") for the period from January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-2. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-2
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$ 2	0.04% *
*Annualized.

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.04%	[1]
Net Assets	$ 21,000,000
Holdings Count | Holding	25
Investment Company, Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 21
Total number of portfolio holdings	25
Portfolio turnover rate	23%

Holdings [Text Block]	Portfolio holdings by fund type (percent of ne t assets)
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

American Funds IS 2045 Target Date Retirement Fund - Class 4
Shareholder Report [Line Items]
Fund Name	American Funds® IS 2045 Target Date Retirement Fund
Class Name	Class 4
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds IS 2045 Target Date Fund (the "fund") for the period from January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-4. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-4
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 4	$ 7	0.13% *
*Annualized.

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.13%	[1]
Net Assets	$ 21,000,000
Holdings Count | Holding	25
Investment Company, Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 21
Total number of portfolio holdings	25
Portfolio turnover rate	23%

Holdings [Text Block]	Portfolio holdings by fund t ype (percent of net assets)
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

American Funds IS 2040 Target Date Retirement Fund - Class 1
Shareholder Report [Line Items]
Fund Name	American Funds® IS 2040 Target Date Retirement Fund
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds IS 2040 Target Date Fund (the "fund") for the period from January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-1. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-1
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$ 4	0.07% *
*Annualized.

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.07%	[1]
Net Assets	$ 23,000,000
Holdings Count | Holding	26
Investment Company, Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key fund statist ic s
Fund net assets (in millions)	$ 23
Total number of portfolio holdings	26
Portfolio turnover rate	16%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 0.01%.
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

American Funds IS 2040 Target Date Retirement Fund - Class 1A
Shareholder Report [Line Items]
Fund Name	American Funds® IS 2040 Target Date Retirement Fund
Class Name	Class 1A
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds IS 2040 Target Date Fund (the "fund") for the period from January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-1A. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-1A
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1A	$ 2	0.04% *
*Annualized.

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.04%	[1]
Net Assets	$ 23,000,000
Holdings Count | Holding	26
Investment Company, Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 23
Total number of portfolio holdings	26
Portfolio turnover rate	16%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 0.01%.
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagre
emen
ts with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

American Funds IS 2040 Target Date Retirement Fund - Class 2
Shareholder Report [Line Items]
Fund Name	American Funds® IS 2040 Target Date Retirement Fund
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds IS 2040 Target Date Fund (the "fund") for the period from January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-2. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-2
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 invest
me
nt)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$ 2	0.04% *
*Annualized.

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.04%	[1]
Net Assets	$ 23,000,000
Holdings Count | Holding	26
Investment Company, Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 23
Total number of portfolio holdings	26
Portfolio turnover rate	16%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 0.01%.
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

American Funds IS 2040 Target Date Retirement Fund - Class 4
Shareholder Report [Line Items]
Fund Name	American Funds® IS 2040 Target Date Retirement Fund
Class Name	Class 4
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds IS 2040 Target Date Fund (the "fund") for the period from January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-4. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-4
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 4	$ 28	0.54% *
*Annualized.

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.54%	[1]
Net Assets	$ 23,000,000
Holdings Count | Holding	26
Investment Company, Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 23
Total number of portfolio holdings	26
Portfolio turnover rate	16%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 0.01%.
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements w
ith a
ccountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

American Funds IS 2035 Target Date Retirement Fund - Class 1
Shareholder Report [Line Items]
Fund Name	American Funds® IS 2035 Target Date Retirement Fund
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds IS 2035 Target Date Fund (the "fund") for the period from January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-1. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-1
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,0
0
0 inve
stm
ent)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$ 3	0.05% *
*Annualized.

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.05%	[1]
Net Assets	$ 40,000,000
Holdings Count | Holding	24
Investment Company, Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 40
Total number of portfolio holdings	24
Portfolio turnover rate	12%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 0.01%.
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

American Funds IS 2035 Target Date Retirement Fund - Class 1A
Shareholder Report [Line Items]
Fund Name	American Funds® IS 2035 Target Date Retirement Fund
Class Name	Class 1A
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds IS 2035 Target Date Fund (the "fund") for the period from January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-1A. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-1A
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $1
0,000 in
vest
men
t)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1A	$ 1	0.02% *
*Annualized.

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.02%	[1]
Net Assets	$ 40,000,000
Holdings Count | Holding	24
Investment Company, Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 40
Total number of portfolio holdings	24
Portfolio turnover rate	12%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 0.01%.
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

American Funds IS 2035 Target Date Retirement Fund - Class 2
Shareholder Report [Line Items]
Fund Name	American Funds® IS 2035 Target Date Retirement Fund
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds IS 2035 Target Date Fund (the "fund") for the period from January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-2. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-2
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$ 1	0.02% *
*Annualized.

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.02%	[1]
Net Assets	$ 40,000,000
Holdings Count | Holding	24
Investment Company, Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 40
Total number of portfolio holdings	24
Portfolio turnover rate	12%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 0.01%.
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements
with
accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

American Funds IS 2035 Target Date Retirement Fund - Class 4
Shareholder Report [Line Items]
Fund Name	American Funds® IS 2035 Target Date Retirement Fund
Class Name	Class 4
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds IS 2035 Target Date Fund (the "fund") for the period from January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-4. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-4
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypoth
etica
l $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 4	$ 26	0.51% *
*Annualized.

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.51%	[1]
Net Assets	$ 40,000,000
Holdings Count | Holding	24
Investment Company, Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 40
Total number of portfolio holdings	24
Portfolio turnover rate	12%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 0.01%.
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

American Funds® IS 2030 Target Date Retirement Fund - Class 1
Shareholder Report [Line Items]
Fund Name	American Funds® IS 2030 Target Date Retirement Fund
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds IS 2030 Target Date Fund (the "fund") for the period from January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-1. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-1
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$ 3	0.06% *
*Annualized.

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.06%	[1]
Net Assets	$ 47,000,000
Holdings Count | Holding	25
Investment Company, Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 47
Total number of portfolio holdings	25
Portfolio turnover rate	12%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets)
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

American Funds® IS 2030 Target Date Retirement Fund - Class 1A
Shareholder Report [Line Items]
Fund Name	American Funds® IS 2030 Target Date Retirement Fund
Class Name	Class 1A
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds IS 2030 Target Date Fund (the "fund") for the period from January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-1A. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-1A
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1A	$ 2	0.04% *
*Annualized.

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.04%	[1]
Net Assets	$ 47,000,000
Holdings Count | Holding	25
Investment Company, Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 47
Total number of portfolio holdings	25
Portfolio turnover rate	12%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets)
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

American Funds® IS 2030 Target Date Retirement Fund - Class 2
Shareholder Report [Line Items]
Fund Name	American Funds® IS 2030 Target Date Retirement Fund
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds IS 2030 Target Date Fund (the "fund") for the period from January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-2. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-2
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$ 2	0.04% *
*Annualized.

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.04%	[1]
Net Assets	$ 47,000,000
Holdings Count | Holding	25
Investment Company, Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 47
Total number of portfolio holdings	25
Portfolio turnover rate	12%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets)
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

American Funds® IS 2030 Target Date Retirement Fund - Class 4
Shareholder Report [Line Items]
Fund Name	American Funds® IS 2030 Target Date Retirement Fund
Class Name	Class 4
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds IS 2030 Target Date Fund (the "fund") for the period from January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-4. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-4
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 4	$ 27	0.53% *
*Annualized.

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.53%	[1]
Net Assets	$ 47,000,000
Holdings Count | Holding	25
Investment Company, Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 47
Total number of portfolio holdings	25
Portfolio turnover rate	12%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets)
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

American Funds® IS 2025 Target Date Retirement Income Fund - Class 1
Shareholder Report [Line Items]
Fund Name	American Funds® IS 2025 Target Date Retirement Income Fund
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds IS 2025 Target Date Fund (the "fund") for the period from January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-1. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-1
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$ 3	0.06% *
*Annualized.

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.06%	[1]
Net Assets	$ 26,000,000
Holdings Count | Holding	21
Investment Company, Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 26
Total number of portfolio holdings	21
Portfolio turnover rate	15%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 0.01%.
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

American Funds® IS 2025 Target Date Retirement Income Fund - Class 1A
Shareholder Report [Line Items]
Fund Name	American Funds® IS 2025 Target Date Retirement Income Fund
Class Name	Class 1A
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds IS 2025 Target Date Fund (the "fund") for the period from January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-1A. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-1A
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1A	$ 2	0.04% *
*Annualized.

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.04%	[1]
Net Assets	$ 26,000,000
Holdings Count | Holding	21
Investment Company, Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 26
Total number of portfolio holdings	21
Portfolio turnover rate	15%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 0.01%.
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

American Funds® IS 2025 Target Date Retirement Income Fund - Class 2
Shareholder Report [Line Items]
Fund Name	American Funds® IS 2025 Target Date Retirement Income Fund
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds IS 2025 Target Date Fund (the "fund") for the period from January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-2. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-2
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$ 2	0.04% *
*Annualized.

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.04%	[1]
Net Assets	$ 26,000,000
Holdings Count | Holding	21
Investment Company, Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 26
Total number of portfolio holdings	21
Portfolio turnover rate	15%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 0.01%.
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

American Funds® IS 2025 Target Date Retirement Income Fund - Class 4
Shareholder Report [Line Items]
Fund Name	American Funds® IS 2025 Target Date Retirement Income Fund
Class Name	Class 4
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds IS 2025 Target Date Fund (the "fund") for the period from January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund atcapitalgroup.com/AFIS-literature-4. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-4
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 4	$ 27	0.54% *
*Annualized.

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.54%	[1]
Net Assets	$ 26,000,000
Holdings Count | Holding	21
Investment Company, Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 26
Total number of portfolio holdings	21
Portfolio turnover rate	15%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 0.01%.
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025
, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

American Funds® IS 2020 Target Date Retirement Income Fund - Class 1
Shareholder Report [Line Items]
Fund Name	American Funds® IS 2020 Target Date Retirement Income Fund
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds IS 2020 Target Date Fund (the "fund") for the period from January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-1. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-1
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$ 3	0.06% *
*Annualized.

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.06%	[1]
Net Assets	$ 41,000,000
Holdings Count | Holding	21
Investment Company, Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Key fund sta ti stics
Fund net assets (in millions)	$ 41
Total number of portfolio holdings	21
Portfolio turnover rate	8%

Holdings [Text Block]
Portfolio holdings by fund type
(percent of net assets)
Fixed income funds	46.36%
Growth-and-income funds	21.41%
Equity-income funds	18.65%
Balanced funds	11.68%
Growth funds	1.94
Other assets less liabilities	(0.04	) %
Total	100.00%

Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

American Funds® IS 2020 Target Date Retirement Income Fund - Class 1A
Shareholder Report [Line Items]
Fund Name	American Funds® IS 2020 Target Date Retirement Income Fund
Class Name	Class 1A
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds IS 2020 Target Date Fund (the "fund") for the period from January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-1A. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-1A
Expenses [Text Block]
What were the fund costs for the last six months?
(b
as
ed on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage o f a $10,0 00 investment
Class 1A	$ 2	0.04% *
*Annualized.

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.04%	[1]
Net Assets	$ 41,000,000
Holdings Count | Holding	21
Investment Company, Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 41
Total number of portfolio holdings	21
Portfolio turnover rate	8%

Holdings [Text Block]
Portfolio holdings by fund type
(percent of net assets)
Fixed income funds	46.36%
Growth-and-income funds	21.41%
Equity-income funds	18.65%
Balanced funds	11.68%
Growth funds	1.94
Other assets less liabilities	(0.04	) %
Total	100.00%

Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

American Funds® IS 2020 Target Date Retirement Income Fund - Class 2
Shareholder Report [Line Items]
Fund Name	American Funds® IS 2020 Target Date Retirement Income Fund
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds IS 2020 Target Date Fund (the "fund") for the period from January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-2. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-2
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$ 2	0.04% *
*Annualized.

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.04%	[1]
Net Assets	$ 41,000,000
Holdings Count | Holding	21
Investment Company, Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 41
Total number of portfolio holdings	21
Portfolio turnover rate	8%

Holdings [Text Block]
Portfolio holdings by fund
ty
pe
(percent of net assets)
Fixed income funds	46.36%
Growth-and-income funds	21.41%
Equity-income funds	18.65%
Balanced funds	11.68%
Growth funds	1.94
Other assets less liabilities	(0.04	) %
Total	100.00%

Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

American Funds® IS 2020 Target Date Retirement Income Fund - Class 4
Shareholder Report [Line Items]
Fund Name	American Funds® IS 2020 Target Date Retirement Income Fund
Class Name	Class 4
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds IS 2020 Target Date Fund (the "fund") for the period from January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-4. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-4
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 4	$ 28	0.55% *
*Annualized.

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.55%	[1]
Net Assets	$ 41,000,000
Holdings Count | Holding	21
Investment Company, Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 41
Total number of portfolio holdings	21
Portfolio turnover rate	8%

Holdings [Text Block]
Portfolio holdings by fund type
(percent of net assets)
Fixed income funds	46.36%
Growth-and-income funds	21.41%
Equity-income funds	18.65%
Balanced funds	11.68%
Growth funds	1.94
Other assets less liabilities	(0.04	) %
Total	100.00%

Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements wit
h acco
untants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

American Funds® IS 2015 Target Date Retirement Income Fund - Class 1
Shareholder Report [Line Items]
Fund Name	American Funds® IS 2015 Target Date Retirement Income Fund
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds IS 2015 Target Date Fund (the "fund") for the period from January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund atcapitalgroup.com/AFIS-literature-1. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-1
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$ 3	0.05% *
*Annualized.
Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.05%	[1]
Net Assets	$ 144,000,000
Holdings Count | Holding	18
Investment Company, Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 144
Total number of portfolio holdings	18
Portfolio turnover rate	7%

Holdings [Text Block]	Portfolio holdings by fund type
Fixed income funds	49.70%
Equity-income funds	20.90%
Growth-and-income funds	18.99%
Balanced funds	10.49%
Other assets less liabilities	(0.08)
Total	100.00%

Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, P
ricewaterhou
seCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s
independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

American Funds® IS 2015 Target Date Retirement Income Fund - Class 1A
Shareholder Report [Line Items]
Fund Name	American Funds® IS 2015 Target Date Retirement Income Fund
Class Name	Class 1A
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds IS 2015 Target Date Fund (the "fund") for the period from January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund atcapitalgroup.com/AFIS-literature-1A. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-1A
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1A	$ 2	0.04% *
*Annualized.
Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.04%	[1]
Net Assets	$ 144,000,000
Holdings Count | Holding	18
Investment Company, Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 144
Total number of portfolio holdings	18
Portfolio turnover rate	7%

Holdings [Text Block]	Portfolio holdings by fund type
Fixed income funds	49.70%
Equity-income funds	20.90%
Growth-and-income funds	18.99%
Balanced funds	10.49%
Other assets less liabilities	(0.08)
Total	100.00%

Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with ac
cou
ntants
On December 10, 2025, P
ricewaterhouseCoope
rs LLP (“PwC”) was dismissed and Deloitte & To
uche LLP
was
appointed as the fund’s independent registered public accounting firm for the fiscal yea
r ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

American Funds® IS 2015 Target Date Retirement Income Fund - Class 2
Shareholder Report [Line Items]
Fund Name	American Funds® IS 2015 Target Date Retirement Income Fund
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds IS 2015 Target Date Fund (the "fund") for the period from January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-2. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-2
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$ 2	0.04% *
*Annualized.

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.04%	[1]
Net Assets	$ 144,000,000
Holdings Count	18
Investment Company, Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 144
Total number of portfolio holdings	18
Portfolio turnover rate	7%

Holdings [Text Block]
Portfolio holdings by fund type
(percent of net assets)
Fixed income funds	49.70%
Equity-income funds	20.90%
Growth-and-income funds	18.99%
Balanced funds	10.49%
Other assets less liabilities	(0.08)
Total	100.00%

Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

American Funds IS 2015 Target Date Fund - Class 4
Shareholder Report [Line Items]
Fund Name	American Funds® IS 2015 Target Date Retirement Income Fund
Class Name	Class 4
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds IS 2015 Target Date Fund (the "fund") for the period from January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-4. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-4
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 4	$ 28	0.55% *
*Annualized.

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.55%	[1]
Net Assets	$ 144,000,000
Holdings Count | Holding	18
Investment Company, Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 144
Total number of portfolio holdings	18
Portfolio turnover rate	7%

Holdings [Text Block]
Portfolio holdings by fund type
(percent of net assets)
Fixed income funds	49.70%
Equity-income funds	20.90%
Growth-and-income funds	18.99%
Balanced funds	10.49%
Other assets less liabilities	(0.08)
Total	100.00%

Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

American Funds IS 2010 Target Date Fund - Class 1
Shareholder Report [Line Items]
Fund Name	American Funds® IS 2010 Target Date Retirement Income Fund
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds IS 2010 Target Date Fund (the "fund") for the period from January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-1. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-1
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$ 2	0.04% *
*Annualized.

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.04%	[1]
Net Assets	$ 538,000,000
Holdings Count | Holding	16
Investment Company, Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 538
Total number of portfolio holdings	16
Portfolio turnover rate	4%

Holdings [Text Block]
Portfolio holdings by fund type
(percent of net assets)
Fixed income funds	51.76%
Equity-income funds	25.26%
Growth-and-income funds	14.77%
Balanced funds	8.29%
Other assets less liabilities	(0.08)
Total	100.00%

Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

American Funds IS 2010 Target Date Retirement Income Fund - Class 1A
Shareholder Report [Line Items]
Fund Name	American Funds® IS 2010 Target Date Retirement Income Fund
Class Name	Class 1A
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds IS 2010 Target Date Fund (the "fund") for the period from January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional informationabout the fund at capitalgroup.com/AFIS-literature-1A. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-1A
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1A	$ 2	0.04% *
*Annualized.

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.04%	[1]
Net Assets	$ 538,000,000
Holdings Count | Holding	16
Investment Company, Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 538
Total number of portfolio holdings	16
Portfolio turnover rate	4%

Holdings [Text Block]
Portfolio holdings by fund type
(percent of net assets)
Fixed income funds	51.76%
Equity-income funds	25.26%
Growth-and-income funds	14.77%
Balanced funds	8.29%
Other assets less liabilities	(0.08)
Total	100.00%

Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

American Funds IS 2010 Target Date Retirement Income Fund - Class 2
Shareholder Report [Line Items]
Fund Name	American Funds® IS 2010 Target Date Retirement Income Fund
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds IS 2010 Target Date Fund (the "fund") for the period from January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-2. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-2
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$ 2	0.04% *
*Annualized.

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.04%	[1]
Net Assets	$ 538,000,000
Holdings Count | Holding	16
Investment Company, Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 538
Total number of portfolio holdings	16
Portfolio turnover rate	4%

Holdings [Text Block]
Portfolio holdings by fund type
(percent of net assets)
Fixed income funds	51.76%
Equity-income funds	25.26%
Growth-and-income funds	14.77%
Balanced funds	8.29%
Other assets less liabilities	(0.08)
Total	100.00%

Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the
fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

American Funds IS 2010 Target Date Retirement Income Fund - Class 4
Shareholder Report [Line Items]
Fund Name	American Funds® IS 2010 Target Date Retirement Income Fund
Class Name	Class 4
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds IS 2010 Target Date Fund (the "fund") for the period from January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-4. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-4
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 4	$ 27	0.53% *
*Annualized.

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.53%	[1]
Net Assets	$ 538,000,000
Holdings Count | Holding	16
Investment Company, Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 538
Total number of portfolio holdings	16
Portfolio turnover rate	4%

Holdings [Text Block]
Portfolio holdings by fund type
(percent of net assets)
Fixed income funds	51.76%
Equity-income funds	25.26%
Growth-and-income funds	14.77%
Balanced funds	8.29%
Other assets less liabilities	(0.08)
Total	100.00%

Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

[1]	Annualized.